Accounts receivable	9 Months Ended
Sep. 30, 2026
Receivables [Abstract]
Accounts receivable
6. Accounts receivable:

	September 30, 2026	December 31, 2025
Customer trade receivables	$3,352	$2,675
Holdback receivable	2,141	5,811
Other receivables	817	2,032
Due from related parties (note 14)	203	274
Allowance for expected credit losses	(532)	(615)
	$5,981	$10,177
The Company originally had $9,391 (€8,000) of proceeds held in escrow, which are included in holdback receivable. During the nine months ended September 30, 2026 the Company collected in full the first tranche of holdback receivables of $6,493 (€5,500) and recognized a gain in other income of $649. On November 5, 2026, the Company entered into an amendment agreement with the Purchaser to receive the remaining proceeds approximately US$2.35 million (€2.1 million) held in escrows ahead of their original due dates in 2027. The early release of the proceeds did not have any material impact on the total proceeds received from the Purchaser related to purchase price adjustments.